T. ROWE PRICE EMERGING MARKETS DISCOVERY STOCK FUND
July 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
ARGENTINA 1.2%
Common Stocks 1.2%
Tenaris (EUR)	814,915	4,803
Total Argentina (Cost $5,456)		4,803

AUSTRIA 0.8%
Common Stocks 0.8%
Erste Group Bank (1)	139,421	3,121
Total Austria (Cost $3,526)		3,121

BRAZIL 7.3%
Common Stocks 4.3%
Banco BTG Pactual	279,300	4,646
BRF (1)	1,147,200	4,567
CCR	1,712,600	4,941
TIM Participacoes, ADR (USD)	184,600	2,758
		16,912
Preferred Stocks 3.0%
Banco Bradesco (2)	987,234	4,220
Petroleo Brasileiro (2)	1,718,400	7,336
		11,556
Total Brazil (Cost $25,954)		28,468

CHINA 37.4%
Common Stocks 31.7%
Anhui Conch Cement, H Shares (HKD)	887,000	6,708
Baidu, ADR (USD) (1)	70,500	8,418
China Overseas Land & Investment (HKD)	1,932,500	5,889
CNOOC (HKD)	6,366,000	6,719
Dongfeng Motor Group, H Shares (HKD)	10,726,000	7,679
Haier Electronics Group (HKD)	2,305,000	8,009
Industrial & Commercial Bank of China, H Shares (HKD)	9,611,000	5,631

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS DISCOVERY STOCK FUND

	Shares	$ Value
(Cost and value in $000s)

JOYY, ADR (USD) (1)	88,452	7,060
Kingboard Holdings (HKD)	2,384,500	6,974
Kunlun Energy (HKD)	9,528,000	7,982
PICC Property & Casualty, H Shares (HKD)	3,481,000	2,751
Shimao Property Holdings (HKD)	1,205,500	5,115
Sinopharm Group, H Shares (HKD)	1,374,000	3,275
Tongcheng-Elong Holdings (HKD) (1)	3,474,800	6,384
Tsingtao Brewery, H Shares (HKD)	934,000	8,326
Vipshop Holdings, ADR (USD) (1)	511,000	11,635
Yangzijiang Shipbuilding Holdings (SGD)	10,545,800	7,067
Zhejiang Expressway, H Shares (HKD)	10,154,000	7,551
		123,173
Common Stocks - China A Shares 5.7%
Fuyao Glass Industry Group, A Shares (CNH)	1,332,466	4,650
Hisense Home Appliances Group, A Shares (CNH)	2,342,985	3,676
Ping An Insurance Group, A Shares (CNH)	722,560	7,835
Postal Savings Bank of China, A Shares (CNH)	9,239,942	6,131
		22,292
Total China (Cost $135,340)		145,465

HONG KONG 1.8%

Common Stocks 1.8%
Galaxy Entertainment Group	1,056,000	7,202
Total Hong Kong (Cost $7,011)		7,202

INDIA 8.3%

Common Stocks 8.3%
Ambuja Cements	2,958,931	8,659
Hindalco Industries	2,306,903	5,073
ICICI Bank (1)	1,170,303	5,453
Shriram Transport Finance	349,044	3,220
Shriram Transport Finance, Rights, 8/13/20 (1)	31,901	295
State Bank of India (1)	1,589,942	4,046
Tech Mahindra	587,306	5,332

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS DISCOVERY STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
Total India (Cost $29,880)		32,078

INDONESIA 1.6%
Common Stocks 1.6%
Bank Rakyat Indonesia Persero	28,076,000	6,098
Total Indonesia (Cost $6,111)		6,098

MEXICO 5.2%
Common Stocks 5.2%
Fresnillo (GBP)	424,674	6,897
Grupo Mexico, Series B	2,572,896	6,515
Orbia Advance	4,180,688	6,629
Total Mexico (Cost $16,898)		20,041

PHILIPPINES 1.1%
Common Stocks 1.1%
PLDT	160,710	4,352
Total Philippines (Cost $3,852)		4,352

POLAND 1.3%
Common Stocks 1.3%
Powszechny Zaklad Ubezpieczen	689,668	4,971
Total Poland (Cost $5,009)		4,971

RUSSIA 6.6%
Common Stocks 6.6%
Gazprom, ADR (USD)	749,736	3,624
LUKOIL, ADR (USD)	111,959	7,595
Mobile TeleSystems	827,280	3,644
Moscow Exchange	2,140,480	3,849
Sberbank of Russia, ADR (USD) (1)	593,832	7,047

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS DISCOVERY STOCK FUND

	Shares	$ Value
(Cost and value in $000s)

Total Russia (Cost $25,591)		25,759

SOUTH AFRICA 4.0%
Common Stocks 4.0%
Naspers, N Shares	46,530	8,466
Sanlam	692,650	2,451
Telkom	2,648,126	4,515
Total South Africa (Cost $15,317)		15,432

SOUTH KOREA 10.5%
Common Stocks 10.5%
Korea Shipbuilding & Offshore Engineering (1)	27,485	2,064
Paradise	241,722	2,663
POSCO	26,966	4,352
Samsung Electronics	520,000	25,414
SK Hynix	92,854	6,501
Total South Korea (Cost $36,782)		40,994

SWITZERLAND 1.0%
Common Stocks 1.0%
LafargeHolcim	82,791	3,917
Total Switzerland (Cost $3,591)		3,917

TAIWAN 5.5%
Common Stocks 5.5%
Hon Hai Precision Industry	3,494,000	9,338
Largan Precision	18,000	2,349
MediaTek	405,000	9,671

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS DISCOVERY STOCK FUND

		Shares	$ Value
(Cost and value in $000s)

Total Taiwan (Cost $17,406)			21,358

THAILAND 1.5%

Common Stocks 1.5%

Land & Houses, NVDR		24,658,100	5,867

Total Thailand (Cost $6,458)			5,867

SHORT-TERM INVESTMENTS 8.8%

Money Market Funds 8.8%

T. Rowe Price Government Reserve Fund, 0.13% (3)(4)		34,075,067	34,075

Total Short-Term Investments (Cost $34,075)			34,075

Total Investments in Securities 103.9%
(Cost $378,257)			$404,001

Other Assets Less Liabilities (3.9)%			(15,351)

Net Assets 100.0%			$388,650

‡	Country classifications are generally based on MSCI categories or another
	unaffiliated third party data provider; Shares are denominated in the currency
	of the country presented unless otherwise noted.
(1)	Non-income producing
(2)	Preferred stocks are shares that carry certain preferential rights. The dividend
	rate may not be consistent each pay period and could be zero for a particular
	year.
(3)	Seven-day yield
(4)	Affiliated Companies
ADR	American Depositary Receipts
CNH	Offshore China Renminbi
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
NVDR	Non-Voting Depositary Receipts
SGD	Singapore Dollar
USD	U. S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS DISCOVERY STOCK FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government
Reserve Fund	$	—#	$—	$42	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	10/31/19	Cost	Cost	7/31/20
T. Rowe Price Government
Reserve Fund	$3,251	¤	¤	$34,075	^

#		Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+		Investment income comprised $42 of dividend income and $0 of interest income.
¤		Purchase and sale information not shown for cash management funds.
^		The cost basis of investments in affiliated companies was $34,075.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS DISCOVERY STOCK FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Emerging Markets Discovery Stock Fund (the fund) is registered under the Investment Company Act of
1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE EMERGING MARKETS DISCOVERY STOCK FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity

T. ROWE PRICE EMERGING MARKETS DISCOVERY STOCK FUND

inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$29,871	$ 328,499	$ —	$ 358,370
Preferred Stocks	—	11,556	—	11,556
Short-Term Investments	34,075	—	—	34,075
Total	$63,946	$ 340,055	$ —	$ 404,001